Average Annual Total Returns - Direxion Daily Robotics Artificial Intelligence Automation Index Bull 2X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares 1 Year	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares Since Inception	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares Inception Date	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	71.04%	(3.96%)	Apr. 19, 2018	48.16%	(2.24%)	Apr. 19, 2018	51.65%	13.21%	Apr. 19, 2018	18.40%	15.06%	Apr. 19, 2018